INTANGIBLE ASSETS, NET - Intangible assets (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Gross carrying amount		$ 76,200,000		$ 76,200,000	$ 76,200,000	$ 4,175,000
Accumulated amortization		(10,391,129)		(8,243,629)	(8,243,629)	(1,477,836)
Net carrying value		65,808,871		67,956,371	67,956,371	2,697,164
Amortization of intangible assets	$ 16,835	2,147,500	$ 1,784,294		8,243,629	435,091
Trade Name - Evgo
Intangible assets
Gross carrying amount		3,900,000		3,900,000	3,900,000	475,000
Accumulated amortization		(314,516)		(249,516)	(249,516)	(168,137)
Net carrying value		3,585,484		3,650,484	3,650,484	306,863
Host Relationships
Intangible assets
Gross carrying amount		41,500,000		41,500,000	41,500,000
Accumulated amortization		(4,183,468)		(3,318,884)	(3,318,884)
Net carrying value		37,316,532		38,181,116	38,181,116
Customer Relationships
Intangible assets
Gross carrying amount		19,000,000		19,000,000	19,000,000	3,700,000
Accumulated amortization		(4,941,532)		(3,920,282)	(3,920,282)	(1,309,699)
Net carrying value		14,058,468		15,079,718	15,079,718	$ 2,390,301
Developed Technology
Intangible assets
Gross carrying amount		11,800,000		11,800,000	11,800,000
Accumulated amortization		(951,613)		(754,947)	(754,947)
Net carrying value		$ 10,848,387		$ 11,045,053	$ 11,045,053
Weighted average
Intangible assets
Amortization period				10 years 1 month 6 days
Weighted average | Trade Name - Evgo
Intangible assets
Amortization period		13 years 9 months 18 days		14 years	14 years
Weighted average | Host Relationships
Intangible assets
Amortization period		10 years 9 months 18 days		11 years	11 years
Weighted average | Customer Relationships
Intangible assets
Amortization period		3 years 6 months		3 years 9 months 18 days	3 years 9 months 18 days
Weighted average | Developed Technology
Intangible assets
Amortization period		13 years 9 months 18 days		14 years	14 years